NET FEE AND COMMISSION INCOME - Narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 243	£ 293
Transaction price allocated to remaining performance obligations	191	270
Current contract liabilities	22	54
Revenue from performance obligations satisfied or partially satisfied in previous periods	13	9
Services provided after balance sheet date
NET FEE AND COMMISSION INCOME (Details) - Narrative [Line Items]
Receivables from contracts with customers	£ 99	£ 140